As filed with the Securities and Exchange Commission
                              on September 30, 1997

                      1933 Act Registration Number 33-78234
                      1940 Act Registration Number 811-8488



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933|X|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 4 |X|

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940|X|

                               Amendment No. 5 |X|

                                 KPM FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              10250 Regency Circle
                                 Omaha, NE 68114
                         (Address of Principal Offices)

               Registrant's Telephone Number, including Area Code:
                                 (402) 392-7931

                                 Rodney D. Cerny
                              10250 Regency Circle
                                 Omaha, NE 68114
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                               JOHN C. MILES, ESQ.
                  Cline, Williams, Wright, Johnson & Oldfather
                              1900 First Bank Bldg.
                                Lincoln, NE 68508

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective on October 1, 1997 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


This Registration Statement relates to an indefinite number of shares of the Registrant pursuant to Rule 24f-2 under the Securities Act of 1933.

THE RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED JUNE 30, 1997 WAS FILED ON OR ABOUT AUGUST 27, 1997.

                                 KPM FUNDS, INC.
                              Cross-Reference Sheet
                             Required by Rule 404(a)

N-1A Item No.                                 Location in Prospectus

                                     PART A

1.  Cover Page...............................Cover Page

2.  Synopsis.................................Summary

3.  Condensed Financial Information..........Financial Highlights

4.  General Description of Registrant........Investment Objectives and Policies;
                                              General Information

5.  Management of the Fund...................The Investment Adviser; General
                                             Information

5A. Management's Discussion of the Fund
    Performance..............................Not Applicable - INCLUDED IN THE
                                             FUND'S ANNUAL REPORT

6.  Capital Stock and Other Securities.......Cover Page; Redemption of Shares;
                                             Dividends  and  Taxes; General
                                             Information

7.  Purchase of Securities Being Offered.....Purchase of Shares

8.  Redemption or Repurchase.................Redemption of Shares

9.  Pending Legal Proceedings................Not Applicable

                                 PART B

                                             Location in Statement of Additional
                                             Information

10. Cover Page...............................Cover Page

11. Table of Contents........................Table of Contents

12. General Information and History..........Not Applicable

13. Investment Objective and Policies........Investment Objective, Policies and
                                             Restrictions; Securities and Other
                                             Investment Policies

14. Management of the Fund...................Directors and Executive Officers

15. Control Persons and Principal
    Holders of Securities....................Investment Advisory and Other
                                             Services--Control of the Adviser
                                             and the Distributor Capital Stock

16. Investment Advisory and Other Services...Investment Advisory and Other
                                             Services - The Investment Advisory
                                             Agreement

17. Brokerage Allocation and Other Practices.Portfolio Transactions and
                                             Brokerage Allocations

18. Capital Stock and Other Securities.......Capital Stock

19. Purchase, Redemption and Pricing of
    Securities Being Offered.................Determination of Net Asset Value;
                                             Redemption

20. Tax Status...............................Taxation

21. Underwriters.............................Investment Advisory and Other
                                             Services

22. Calculation of Performance Data..........Calculation of Performance Data

23. Financial Statements.....................Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

KPM FUNDS, INC.

KPM EQUITY PORTFOLIO

KPM FIXED INCOME PORTFOLIO


This Prospectus concisely describes information about the Portfolios that you ought to know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information about the Portfolios dated as of the date of this Prospectus is available free of charge from Kirkpatrick Pettis, 10250 Regency Circle, Omaha, Nebraska 68114; or telephone (402) 397-5777 or (800) 776-5777, or KPM Funds, Inc. at the same address, or telephone (402) 392-7931 or (800) 776-5782. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


KPM FUNDS, Inc. (the "Fund") is a Nebraska corporation offering shares in series, each series operated as a separate diversified open-end management investment company. This Prospectus relates to the series designated KPM Equity Portfolio and KPM Fixed Income Portfolio (individually a "Portfolio" or collectively the "Portfolios"). THE SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER FEDERAL OR STATE AGENCY.

KPM EQUITY PORTFOLIO

The KPM Equity Portfolio seeks to provide capital appreciation. At least 65% of the Equity Portfolio's total assets will ordinarily be invested in equity securities consisting of common stock and other securities convertible into common stock. In making selections for the Portfolio, the Adviser will utilize an investment approach based on fundamental analysis employing a value philosophy. In pursuit of the Portfolio's investment objective, the Adviser seeks to identify companies that are selling at market prices below what the Adviser believes to be their intrinsic fundamental value. These companies generally fall into two categories: well-recognized, large capitalization companies (market capitalization in excess of $1 billion) that are currently out of favor with investment professionals evidenced by low price to earnings ratios compared to similar companies and/or relative to the market as a whole and small- to medium-capitalization companies (market capitalization between $100 million and $1 billion) that lack significant research coverage from major Wall Street firms.

KPM FIXED INCOME PORTFOLIO

The KPM Fixed Income Portfolio seeks to provide total return over a market cycle of 3 to 5 years consistent with preservation of capital and prudent investment management.


The Fixed Income Portfolio will invest primarily in fixed-income securities with an emphasis on income. Capital appreciation, while more difficult to achieve, is a secondary objective. The Portfolio will invest in investment-grade securities (rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Services ("Moody's"), corporate debt, preferred stock, mortgage-backed securities, asset-backed securities and U.S. Government securities. The Portfolio has no stated policy on portfolio maturity, but the Investment Adviser anticipates average dollar-weighted portfolio maturity to range between seven and ten years.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 The date of this Prospectus is October 1, 1997

                                  INTRODUCTION

KPM FUNDS, Inc. (the "Fund") is a Nebraska corporation, commonly called a mutual fund. The Fund, which was organized in February, 1994, has one class of capital stock that is issued in series, each series referred to as a Portfolio and operated as a separate diversified open-end management investment company. This Prospectus only relates to the series designated KPM Equity Portfolio and KPM Fixed Income Portfolio.

The Investment Adviser and Administrator

The Portfolios are managed by KPM Investment Management, Inc., Omaha, Nebraska ("KPM" or the "Adviser"). Lancaster Administrative Services, Inc. acts as the Fund's transfer agent and administrator ("Administrator"). The Portfolios pay the Adviser and Administrator monthly fees for advisory services and administrative services rendered. See "Management -- Investment Adviser and Administrator" and "Management -- Portfolio Brokerage."

The Distributor

Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirkpatrick Pettis"), a wholly owned subsidiary of Mutual of Omaha Insurance Company, acts as the distributor ("Distributor") of the Fund's shares. See "Purchase of Shares."

Purchase of Shares


Shares of the Portfolios are offered to the public at the next determined net asset value after receipt of an order by the Distributor or the Fund without a sales charge. See "Valuation of Shares." The minimum aggregate initial investment in the Portfolios is $25,000 unless waived by the Fund for Mutual of Omaha and subsidiaries, employees and family members and certain other group purchases. Subsequent investments can be made in amounts of $1,000 or more. See "Purchase of Shares."


Certain Risk Factors to Consider

An investment in the Portfolios is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that the Portfolios will achieve their objectives. In addition, the Portfolios are recently created and, as of the date of this Prospectus, have a very limited history of operations.

Redemptions


Shares of the Portfolios may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Distributor or the Fund. See "Redemption of Shares." The Fund reserves the right, upon 30 days' written notice, to redeem a shareholder's investment in a Portfolio if the net asset value of the shares held by such shareholder falls below $5,000 as a result of redemptions or transfers. See "Redemption of Shares - Involuntary Redemption."



Dividends

Dividends are declared and paid at least annually (see "Dividends and Taxes"), but may be declared and paid more frequently and will be automatically reinvested unless the shareholder elects otherwise.

Expenses

The Fund offers shares of the Portfolios without any sales load or contingent sales loads on purchases, reinvestments of dividends or redemptions and does not charge any exchange or account maintenance fees. For more complete descriptions of the various costs and expenses, see "Management--Investment Adviser and Administrator" and "Management -- Expenses."

Annual Operating Expenses

The table below provides information regarding actual expenses incurred for the fiscal year ended June 30, 1997 for the Portfolios expressed as annual percentages of average daily net assets. The Adviser has agreed to reimburse the Portfolios monthly to the extent of the advisory fee paid if in any year the annual total expenses exceed 1.50% of the Equity Portfolio's and 1.25% of the Fixed Income Portfolio's average annual net assets.


                                          KPM Equity        KPM Fixed Income
                                           Portfolio            Portfolio

Management Fees                                    .80%             .60%
12b-1 Fees                                         .25%             .25%
Other Expenses (after expense reimbursement)       .40%             .40%
Total Portfolio Operating Expenses
    (after expense reimbursement)                 1.45%            1.25%

Example

You would pay these expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                           KPM Equity     KPM Fixed Income
                                            Portfolio         Portfolio

       1 year                                   $15               $13
       3 years                                  $47               $41
       5 years                                  $81               $70
       10 years                                $175              $152

The purpose of the table above is to assist investors in understanding the various costs and expenses that an investor will bear directly or indirectly as a result of an investment in the Portfolios. Such expenses do not include any fees charged by some banks or other financial institutions to customer accounts which may be invested in shares of the Portfolios. Long-term shareholders may, as a result of the Portfolios' payment of Rule 12b-1 fees, pay more than the economic equivalent of the maximum front end sales charges permitted by the National Association of Securities Dealers, Inc. The expense information indicated above has been restated to reflect reimbursement by the adviser; the total actual expense absent the expense reimbursement would have been 1.51% for the KPM Fixed Income Portfolio. The advisory fee paid by the KPM Equity Portfolio is higher than that paid by most other investment companies. See "Management" for a more complete discussion of the shareholder transaction and annual operating expenses for the Portfolios of the Fund.

Financial Highlights

The following financial information provides audited selected data for shares of the Portfolios outstanding throughout the periods as indicated up to June 30, 1996. The information has been audited by KPMG Peat Marwick, LLP and Deloitte & Touche, LLP, independent certified public accountants, to the extent of their report appearing in the Fund's Annual Financial Report included with the Statement of Additional Information and is available upon request without charge. Further information about performance of the Portfolios is contained in the Annual Report.

                                                                   KPM
                                                                  Equity
                                                                Portfolio
                                                    Year Ended   Year Ended  July 5, 1994 to
                                                  June 30, 1997 June 30, 1996  June 30, 1995
                                                 -------------- ------------ --------------
 Net asset value:
    Beginning of period                             $14.53      $12.00     $10.00
                                                        -----       -----      -----
       Income from investment operations:
         Net investment income                           0.05        0.05       0.11
         Net realized and unrealized gain on investments 4.25        2.83       2.06
                                                         ----        ----       ----
           Total income from investment operations       4.30        2.88       2.17
                                                         ----        ----       ----

       Less distributions:
         Dividends from net investment income           (0.06)      (0.05)     (0.10)
         Distributions from capital gains               (0.85)      (0.30)     (0.07)
                                                        ------      ------     ------
                                                        (0.91)      (0.35)     (0.17)
                                                        ------      ------     ------
       End of period                                    $17.92      $14.35     $12.00
                                                        ------      ------     ------

Total Return                                            30.92%       24.19%     22.01%*

Ratios/Supplemental data:
       Net assets, end of period                      $41,342,708  $30,565,173 $15,360,742

       Ratio of expenses to average net assets           1.45%        1.50%      1.50%*
       Ratio of net income to average net assets         0.34%        0.40%      1.04%*
       Portfolio turnover rate                          41.83%       34.05%     27.90%

       Average Commission Rate **                     $0.0683         N/A        N/A

Per share data has been  calculated  using weighted  average shares  outstanding during the period indicated.
* Annualized for periods of less than twelve months in duration.
**Average   commission  rate  is  computed  by  dividing  the  total  amount  of commissions paid by the total  number of shares purchased  and sold during the period for which there was a commission charged.



                                                                   KPM
                                                              Fixed Income
                                                                Portfolio
                                                    Year Ended   Year Ended  July 5, 1994 to
                                                  June 30, 1997 June 30, 1996  June 30, 1995
                                                  -------------- ------------ --------------
 Net asset value:
       Beginning of period                             $10.23      $10.47     $10.00
                                                        -----       -----      -----
       Income from investment operations:
         Net investment income                           0.61        0.63       0.57
         Net realized and unrealized gain on investments 0.19       (0.23)      0.47
                                                         ----        ----       ----
           Total income from investment operations       0.80        0.40       1.04
                                                         ----        ----       ----

       Less distributions:
         Dividends from net investment income           (0.61)      (0.62)     (0.57)
         Distributions from capital gains               (0.00)      (0.02)     (0.00)
                                                        ------      ------     ------
                                                        (0.61       (0.64)     (0.57)
                                                        ------      ------     ------
       End of period                                   $10.42      $10.23     $10.47
                                                        ------      ------     ------

Total Return                                             7.96%       3.63%      9.63%*

Ratios/Supplemental data:
       Net assets, end of period                     $8,872,285  $8,464,834   $5,867,926

       Ratio of expenses to average net assets           1.25%        1.25%      1.25%*
       Ratio of net income to average net assets
         before adviser reimbursements #                 1.51%        1.29%      1.56*
       Ratio of net income to average net assets         5.82%        5.94%      5.59%*
       Portfolio turnover rate                          26.14%       19.52%     40.34%


Per share data has been calculated using weighted average shares outstanding during the period indicated.
# KPM Investment Management, Inc. reimbursed a portion of the Fund's expenses.
* Annualized for periods of less than twelve months in duration.

Shareholder Inquiries


Any questions or communications regarding a shareholder account should be directed to your Kirkpatrick Pettis investment executive or other broker-dealer or Fund directly. General inquiries regarding the Portfolios should be directed to the Fund at one of the telephone numbers set forth on the cover page of this Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Portfolios listed below cannot be changed without shareholder approval in the manner described under the caption "Investment Restrictions," below. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques employed in pursuit of the Portfolios' objectives may be changed without shareholder approval, unless otherwise identified as fundamental policies. See "Special Investment Methods" for definitions and discussion regarding certain types of securities and the risks of investing in such securities.

                              KPM Equity Portfolio

Investment Objective

The KPM Equity Portfolio seeks to provide capital appreciation. At least 65% of the KPM Equity Portfolio's total assets will ordinarily be invested in equity securities consisting of common stock and other securities convertible into common stock.

Investment Policies

In making selections for the Portfolio, the Adviser will utilize an investment approach based on fundamental analysis employing a value philosophy. The Adviser's philosophy can be summarized in its mission statement, which is "to find high quality companies whose securities are selling at prices we believe are below their long-term fundamental value." The Adviser regards long-term fundamental value of a company as its economic value as a going concern, taking into account the nature of its business, its assets, historical earnings and profitability, projected earnings and profitability and the investment environment. In terms of "high quality companies," the Adviser seeks companies with a strong balance sheet, above-average historical growth of sales and earnings, companies with superior profitability as evidenced by a high return on equity, and strong management as evidenced by a good historical track record. The Adviser attempts to buy and hold securities over an anticipated four to five year period. In valuing securities, the Adviser uses several methodologies including, but not limited to, price-to-earnings, price-to-cash flow and price-to-book value. Generally, the Adviser looks for companies that are selling at a discount price-to-earnings ratio relative to their peer group and/or relative to the market as a whole.

There are two areas of the market where the Adviser concentrates its analytical efforts. First, the Adviser analyzes large capitalization companies that are well known by the investment community, but may be out of favor due to a recent fundamental problem, such as a temporary decline in earnings. The Adviser defines "large capitalization" as companies with market capitalizations in excess of $1 billion. The Adviser attempts to take advantage of the short-term oriented thinking displayed by many investment professionals by analyzing companies whose stocks have been sold off dramatically due to a quarterly earnings report or monthly sales figure that comes up short of the published estimates. When the Adviser determines that the long-term fundamental value of a company has not been harmed by such short-term earnings expectations, whether or not they ultimately prove to be accurate, the Adviser will initiate purchases at prices it believes provide solid value. Secondly, the Adviser analyzes small- to medium-sized companies that it believes are not well received or followed by the research community. These companies range in size from $100 million to $1 billion in market capitalization. The same analysis performed on the largest companies is followed by the Adviser for these smaller to mid-sized companies; however, because of the lack of widespread published research on these companies, the Adviser may more frequently utilize more direct research techniques, including company visitations and interviews with management. Investment in smaller capitalization companies may involve greater risk than investment in other companies. The securities of smaller capitalization companies may be subject to more abrupt or erratic market movements, and many of them have limited product lines, markets, financial resources and/or management capabilities.

                           KPM Fixed Income Portfolio
Investment Objective

The KPM Fixed Income Portfolio seeks to provide total return over a market cycle of 3 to 5 years consistent with preservation of capital and prudent investment management.

Investment Policies


The KPM Fixed Income Portfolio will invest at least 65% of its assets in fixed-income securities with an emphasis on income. Capital appreciation, while more difficult to achieve, is a secondary objective. The KPM Fixed Income Portfolio will invest only in investment-grade (securities rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Services ("Moody's")) corporate debt, preferred stock, mortgage-backed securities, asset-backed securities and U.S. Government securities. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics and, as a result, are more susceptible to fluctuations in market value than higher rated securities. In the event that the rating of an investment grade security is lowered to below investment grade, the Adviser will assess the creditworthiness of the issuer, evaluate the likelihood of the security being upgraded to investment grade or being further down-graded and may choose to hold or sell the security as appropriate. The KPM Fixed Income Portfolio does not have a stated policy on portfolio maturity, but the Adviser anticipates average dollar-weighted portfolio maturity to range between seven and ten years. A longer portfolio maturity results in greater fluctuation in net asset value in periods of interest rate volatility.


Portfolio Turnover


While it is not the policy of either of the Portfolios to trade actively for short-term (less than six months) profits, each Portfolio will dispose of securities without regard to the time they have been held when such action appears advisable to the Adviser, subject to, among other factors, the constraints imposed on regulated investment companies by Subchapter M of the Internal Revenue Code. See "Dividends and Taxes." For the period ending June 30, 1997, the portfolio turnover for the KPM Equity and KPM Fixed Income Portfolios were 41.83% and 26.14%, respectively. In the case of each Portfolio, frequent changes will result in increased brokerage and other costs. The Fund does not expect the turnover rate for the KPM Equity Portfolio to exceed 50% this year and the KPM Fixed Income Portfolio to exceed 50% this year.

The  methods  of  calculating  portfolio  turnover  rate  are set  forth  in the
Statement   of   Additional   Information   under   "Investment   Policies   and
Restrictions--Portfolio Turnover."

Investment Restrictions

The Fund has adopted certain investment restrictions applicable to the Portfolios which are fully set forth in the Statement of Additional Information. Some of these restrictions, which are fundamental and may not be changed without shareholder approval, include the following: (1) no Portfolio will invest 25% or more of its total assets in any one industry (this restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto); (2) no security can be purchased by a Portfolio if, as a result, more than 5% of the value of the total assets of that Portfolio would then be invested in the securities of a single issuer (other than U.S. Government obligations); and (3) no security can be purchased by a Portfolio if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by that Portfolio. Other restrictions, which are not fundamental policies and may be changed without Shareholder approval include: (1) no Portfolio shall invest more than 20% of its total assets in securities of foreign issuers; (2) no Portfolio shall invest in companies for the purpose of exercising control or management. Additional investment restrictions are set forth in the Statement of Additional Information.

If a percentage restriction set forth under "Investment Objectives and Policies" is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. The foregoing investment restrictions, as well as all investment objectives and policies designated by the Fund as fundamental policies in the Statement of Additional Information, may not be changed without the approval of a "majority" of a Portfolio's shares outstanding, defined as the lesser of: (a) 67% of the votes cast at a meeting of shareholders for a Portfolio at which more than 50% of the shares are represented in person or by proxy, or (b) a majority of the outstanding voting shares of that Portfolio. These provisions apply to each Portfolio if the action proposed to be taken affects that Portfolio. The Adviser may also agree to certain additional non-fundamental investment policies from time to time in order to qualify the shares of one or both of the Portfolios in various states.

                           SPECIAL INVESTMENT METHODS


Both of the Portfolios may invest in U. S. Government Securities, repurchase agreements, options for hedging purposes and money market instruments. Additionally, the Portfolios may engage in limited borrowings, may invest for temporary defensive purposes and may purchase fixed income securities on a when-issued or delayed-delivery basis. The KPM Fixed Income Portfolio may also invest in mortgage-backed securities and asset-backed securities. The KPM Equity Portfolio may invest in convertible securities. Descriptions of such securities, and the inherent risks of investing in such securities, are set forth below. Additional information about special investment methods is set forth in the Statement of Additional Information.

U.S. Government Securities

The Portfolios may invest in U.S. Government Securities which are obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government.

The obligations of U.S. Government agencies or instrumentalities are guaranteed or backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-related securities, and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U. S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

As with all fixed income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

Repurchase Agreements

The Portfolios may also enter into repurchase agreements on U.S. Government Securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by a Portfolio of U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Portfolio will seek to sell the collateral, which action could involve costs or delays. In such case, the Portfolio's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Portfolio would suffer a loss.

Mortgage-Backed Securities

Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily backed by the full faith and credit of the U.S. Government itself. Pools are also created directly by banks, savings and loans and other mortgage lenders with mortgage loans that have been made by these institutions. Interests in such pools are described as "Mortgage-Backed Securities". These include securities issued by the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA"). The KPM Fixed Income Portfolio may invest in Mortgage-Backed
Securities representing undivided ownership interests in pools of mortgage loans, including GNMA, FHLMC, and FNMA certificates and loans issued directly by banks, savings and loans and other mortgage lenders.

The KPM Fixed Income Portfolio may invest a portion of its assets in Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets").

The KPM Fixed Income Portfolio may also invest a portion of its assets in multiclass pass-through securities which are interests in a trust composed of Mortgage Assets. CMOs (which include multiclass pass-through securities) may be issued by agencies, authorities or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Payments of principal and interest on Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. In a CMO, a series of bonds or certificates is usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal repayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.

The KPM Fixed Income Portfolio may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which as with other CMO structures, must be retired by its stated maturity date but may be retired earlier. PAC Bonds generally require payment of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment of such securities having the highest priority after interest has been paid to all classes.


Asset-Backed Securities

Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, credit card receivables and other consumer loans. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special-purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. The KPM Fixed Income Portfolio may invest in these and other types of asset-backed securities that may be developed in the future. 9

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as bank or insurance company) unaffiliated with the issuers of such securities, or insured by a financial insurance company. The purchase of asset-backed securities raises risk considerations peculiar to the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. In addition, some asset-backed securities (e.g., credit card receivables are unsecured obligations of the card holders.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike corporate debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities and asset-backed securities include both interest and a partial payment of principal. In addition to scheduled repayment of principal via normal amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

Due to their prepayment aspect, mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long4erm interest rates. This is caused by the need to reinvest repayment of scheduled principal and the possibility of significant unscheduled prepayments resulting from declines in interest rates. In such an environment these prepayments would have to be reinvested at lower interest rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a comparable risk of decline in market value during periods of rising interest rates. At times, some of the mortgage-backed and asset-backed securities in which the Fund may invest will have higher than market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Fund to suffer a loss equal to any unamortized premium.



Options Transactions

The KPM Equity Portfolio may purchase put options, solely for hedging purposes, in order to protect portfolio holdings in an underlying security against a substantial decline in the market value of such holdings ("protective puts"). Such protection is provided during the life of the put because the Portfolio may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to the Portfolio is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

The KPM Equity Portfolio may also purchase call options solely for the purpose of hedging against an increase in prices of securities that the Portfolio ultimately wants to buy. Such protection is provided during the life of the call option because the Portfolio may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Portfolio will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

The KPM Equity Portfolio may only purchase exchange traded put and call options. Exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while other options may not. See "Investment Objectives and Policies--Investment Restrictions."

Use of options in hedging strategies is intended to protect performance but can result in poorer performance than without hedging with options, if the Adviser is incorrect in its forecasts of the direction of stock prices. Normally, the Portfolio will only invest in options to protect existing positions and, as a result, will normally invest no more than 10% of the Portfolio's assets in options.

Convertible Securities

The KPM Equity Portfolio may invest in convertible securities which are rated investment grade, BBB or better by S&P or Baa or better by Moody's. The KPM Fixed Income Portfolio will not invest in convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities. The investment characteristics of convertible securities vary widely, allowing convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities entitling the holder to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. They are senior securities, and, therefore, have a claim to assets of the issuer prior to the common stock in the case of liquidation. However, convertible securities are generally subordinated to non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

As with all fixed income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates. As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase. The unique investment characteristic of convertible securities (the right to exchange for the issuer's common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases. However, because security prices fluctuate, there cannot be an assurance of capital appreciation. Most convertible securities will not reflect
                                       11
as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight nonconvertible debt of similar quality, often called "investment value," and may not experience the same decline as the underlying common stock.

Most convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed income security with a possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, the premium may not be recovered.

Money Market Instruments

The Portfolios may invest in money market instruments which include:

 (i)      U.S. Treasury Bills;

 (ii)     U.S. Treasury Notes with maturities of 18 months or less;

(iii)     U.S. Government Securities subject to repurchase agreements;

(iv) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC") or the Federal Savings and Loan Insurance Corporation ("FSLIC");

 (v) Commercial paper which at the date of investment is rated A-1 by Standard & Poor's ("S&P") or P-1 by Moody's Investors Service ("Moody's") or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

 (vi) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody's; and

 (vii) Shares of no-load money market mutual funds (subject to the ownership restrictions of the Investment Company Act of 1940). See "Investment Policies and Restrictions" in the Statement of Additional Information.

Investment by a Portfolio in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Portfolio, but also the advisory fees and related fees charged by the adviser and other entities providing services to the money market mutual fund.

Borrowing

The Portfolios may borrow money from banks for temporary or emergency purposes in an amount of up to 10% of the value of a Portfolio's total assets. Interest paid by a Portfolio on borrowed funds would decrease the net earnings of that Portfolio. Neither of the Portfolios will purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Portfolio's total assets. Each of the Portfolios may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed with respect to a

Portfolio without the approval of a majority of that Portfolio's shares.

Temporary Defensive Positions

Both Portfolios may deviate from their fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Portfolios may invest up to 100% of their assets in U.S. Government Securities and any Money Market Investment described above.

                                   MANAGEMENT
Board of Directors
As in all corporations, the Fund's Board of Directors has the primary responsibility for overseeing the overall management of the Fund. The Board of Directors meets periodically to review the activities of the Portfolios and the Adviser and to consider policy matters relating to the Portfolios and the Fund.

Investment Adviser and Administrator


KPM has been retained under an Investment Advisory Agreement with the Fund to act as the Portfolios' Adviser subject to the authority of the Board of Directors. KPM is a wholly owned subsidiary of KFS Corporation, which is a wholly owned subsidiary of Mutual of Omaha Insurance Company. KPM succeeded to substantially all of the investment advisory business of KPM Investment Management, a division of the Distributor in a reorganization of Kirkpatrick Pettis on June 16, 1994. All of the investment advisory personnel associated with KPM Investment Management when operated as a division of Kirkpatrick Pettis continue in substantially the same employment positions with KPM. KPM Investment Management operated as a division of Kirkpatrick Pettis and was registered with the Securities and Exchange Commission as an investment adviser in 1981.


The Adviser furnishes the Portfolios with investment advice and, in general, supervises the management and investment programs of the Fund. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Portfolios, investment advisory facilities, executive and supervisory personnel for managing the investments and effecting the securities transactions of the Portfolios. In addition, the Adviser pays the salaries and fees of all officers and directors of the Fund who are affiliated persons of the Adviser. Under the Investment Advisory Agreement, the Adviser receives a monthly fee computed separately for the Portfolios at an annual rate of .80% for the KPM Equity Portfolio and .60% for the KPM Fixed Income Portfolio of the daily average net asset value of the respective Portfolio. The advisory fee paid to the Adviser for managing the KPM Equity Portfolio is higher than that paid by most other investment companies.

KPM Equity Portfolio is managed jointly by Rodney D. Cerny, President of the Fund, Executive Vice President and Chief Investment Officer of the Adviser, and Bruce H. Van Kooten, First Vice President and Portfolio Manager for the Adviser. Mr. Cerny is a Chartered Financial Analyst with a bachelor of science degree from the University of Nebraska-Lincoln and has been affiliated with KPM in various capacities since 1986. Mr. Cerny has been an investment analyst since 1975. Mr. Van Kooten is a Chartered Financial Analyst with a bachelor of science degree from Iowa State University. Mr. Van Kooten has been a portfolio manager with KPM since 1988. Prior to that time, Mr. Van Kooten was a Trust Investment Officer for a regional national bank from 1982 through 1988.


The Fixed Income Portfolio will be managed by Patrick M. Miner, Vice President of the Adviser. Mr. Miner is a Chartered Financial Analyst and received his bachelor of science degree from the University of Nebraska-Lincoln in 1972. Mr. Miner has been affiliated with Mutual of Omaha since 1992. Prior to that time, Mr. Miner was a portfolio manager for a regional national bank from 1984 through 1992 and was an account executive with two broker-dealer firms from 1978 through 1984.

Lancaster Administrative Services, Inc. has been retained as the Fund's Administrator under a Transfer Agent and Administrative Services Agreement with the Fund. The Administrator provides, or contracts with others to provide, all necessary recordkeeping services and share transfer services for the Fund. The Administrator receives an administration fee, computed and paid monthly, at an annual rate of .25% of the daily average net assets of each Portfolio.

Expenses

The expenses paid by the Portfolios are deducted from total income before dividends are paid. These expenses include, but are not limited to, the fees paid to the Adviser and the Administrator, taxes, interest, ordinary and extraordinary legal and auditing fees, custodial charges, registration and blue sky fees incurred in registering and qualifying the Portfolio under state and federal securities laws, association fees, director fees paid to directors who are not affiliated with the Adviser, and any other fees not expressly assumed by the Adviser or Administrator. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated to the Portfolios on a pro rata basis at the time such expenses are accrued. The Portfolios pay their own brokerage commissions and related transactions costs.

Portfolio Brokerage

The primary consideration in effecting transactions for the Portfolios is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Adviser may consider a number of factors in determining which broker-dealers to use for the Portfolios' transactions. These factors, which are also discussed in the Statement of Additional Information, include research services, the reasonableness of commissions, the quality of services and execution. Portfolio transactions for the Portfolios may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Portfolios intend to comply with Section 17(e)(1) of the Investment Company Act of 1940, as amended.

The Adviser may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Directors of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Directors of the Fund.

The Board of Directors of the Fund has also adopted a policy pursuant to Rule 17a-7 under the Investment Company Act of 1940 which allows certain principal transactions between certain remote affiliates of the Fund and the Fund and between Portfolios of the Fund. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and are further restricted by the policies adopted by the Board of Directors pursuant thereto.

Distributor

Kirkpatrick Pettis serves as distributor and principal underwriter for the Fund pursuant to a Distribution Agreement and a Rule 12b-1 Plan. Kirkpatrick Pettis bears all expenses of providing distribution services pursuant to the Distribution Agreement. Kirkpatrick Pettis provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. The Fund bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and the expense of registering their shares with the Securities and Exchange Commission. For its services under the Distribution Agreement, Kirkpatrick Pettis receives a fee, payable monthly, at the annual rate of 0.25% of average daily net assets of the shares of each Portfolio. This fee is accrued daily as an expense of each Portfolio.

Kirkpatrick Pettis, as the Distributor, may enter into related selling group agreements with various broker-dealer firms that provide distribution services to investors. Kirkpatrick Pettis does not currently compensate firms for sales of shares of the Fund but may elect to pay such compensation solely from its assets. Kirkpatrick Pettis may, from time to time, pay additional commissions or promotional incentives to firms that sell shares of the Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or of other funds distributed by Kirkpatrick Pettis.

Banks and other financial services firms may provide administrative services to facilitate transactions in shares of the Fund for their clients, and Kirkpatrick Pettis may pay them a fee up to the level of the distribution fee allowable as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate in order to provide efficient services for the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. The Fund does not believe that a termination of a relationship with a bank would result in any material adverse consequence to the Fund.

Since the Distribution Agreement provides for fees that are used by Kirkpatrick Pettis to pay for distribution services, the Distribution Agreement along with the related selling agreements is approved and reviewed in accordance with the Fund's Rule 12b-1 Plan under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

                               PURCHASE OF SHARES
General


Kirkpatrick Pettis acts as the principal distributor of the Fund's shares. The Portfolios' shares may be purchased at the net asset value per share from registered representatives of Kirkpatrick Pettis, from certain other broker-dealers who have sales agreements with Kirkpatrick Pettis, or from the Fund directly. The address of Kirkpatrick Pettis is that of the Fund.
Shareholders will receive written confirmation of their purchases. Stock certificates will not be issued. Kirkpatrick Pettis reserves the right to reject any purchase order. Shares of the Portfolios are offered to the public without a sales charge at the net asset value per share next determined following receipt of an order by Kirkpatrick Pettis. See "Valuation of Shares."


Investors may purchase shares by completing the Purchase Application included in this Prospectus and submitting it with a check payable to:

                                 KPM FUNDS, Inc.
                              10250 Regency Circle
                              Omaha, Nebraska 68114

For subsequent purchases, the name of the account and the account number should be included with any purchase order to properly identify your account. Payment for shares may also be made by bank wire. To do so, the investor must direct his or her bank to wire immediately available funds directly to the Custodian as indicated below:


 1. Telephone the Fund (402) 397-7931 or (800) 776-5782 and furnish the name, the account number and the telephone number of the investor as well as the amount being wired and the name of the wiring bank. If a new account is being opened, additional account information will be requested and an account number will be provided.


 2. Instruct the bank to wire the specific amount of immediately available funds to the Custodian. The Fund will not be responsible for the consequences of delays in the bank or Federal Reserve wire system. The investor's bank must furnish the full name of the investor's account and the account number.

The wire should be addressed as follows:

                           Union Bank & Trust Company
                                Lincoln, Nebraska
                         Fund Department, ABA #104910795
                             Lincoln, Nebraska 68506
                             Attn: Trust Department
                              For Account #6027566

                        Final Credit to: KPM Funds, Inc.

 3. If this wire transfer represents an initial purchase, complete a Purchase Application and mail it to the Fund. The completed Purchase Application must be received by the Fund before subsequent instructions to redeem Fund shares will be accepted. Banks may impose a charge for the wire transfer of funds.

Minimum Investments

A minimum initial aggregate investment of $25,000 is required, except in certain limited situations. Investments may be made through a Kirkpatrick Pettis investment executive , a representative of another broker-dealer having a valid selling agreement with Kirkpatrick Pettis, or directly with KPM Funds, Inc.

                              REDEMPTION OF SHARES

Redemption Procedure


Shares of the Portfolios, in any amount, may be redeemed at any time at their current net asset value next determined after a request in good order is received by the Fund. To redeem shares of the Portfolios, an investor must make a redemption request through a Kirkpatrick Pettis investment executive, other broker-dealer, or directly with the Fund. If the redemption request is made to a broker-dealer other than Kirkpatrick Pettis, such broker-dealer will wire a redemption request to the Fund immediately following the receipt of such a request. A redemption request will be considered to be in "good order" if made in writing and accompanied by the following:


 1. A letter of instruction or stock assignment specifying the number or dollar value of shares to be redeemed, signed by all the owners of the shares in the exact names in which they appear on the account, or by an authorized officer of a corporate shareholder indicating the capacity in which such officer is signing;

 2. A guarantee of the signature of each owner by an eligible institution which is a participant in the Securities Transfer Agent of the Medallion Program, which includes many U.S. commercial banks and members of recognized securities exchanges; and

 3.       Other supporting  legal  documents,  if required by applicable law, in
          the   case  of   estates,   trusts,   guardianships,   custodianships,
          corporations and pension and profit-sharing plans.

Payment of Redemption Proceeds

Normally, the Fund will make payment for all shares redeemed within five business days, but in no event will payment be made more than seven days after receipt by the Fund of a redemption request in good order. However, payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange. Payment of redemption proceeds may also be delayed until the check used to purchase the shares to be redeemed has cleared the banking system, which may take up to 15 days from the purchase date. A shareholder may request that the Fund transmit redemption proceeds by Federal Funds bank wire to a bank account designated by the shareholder, provided such bank wire redemptions are in the amounts of $500 or more and all requisite account information is provided to the Fund.

Involuntary Redemption

The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $5,000 as the result of a redemption or transfer request. Shareholders will be notified in writing that the value of their account is less than $5,000 and will be allowed 30 days to make additional investments before the redemption is processed.

Systematic Withdrawal

Investors who own shares of the Fund with a value of $50,000 or more may elect to redeem a portion of their shares on a regular periodic (monthly, quarterly or annual) basis. A withdrawal plan may be established by delivering a written notice to the Fund. The withdrawal plan may be terminated at any time by written notice to the Fund.

                               VALUATION OF SHARES

The Portfolios determine their net asset value on each day the New York Stock Exchange (the "Exchange") is open for business, provided that the net asset value need not be determined for a Portfolio on days when no Portfolio shares are tendered for redemption and no order for Portfolio shares is received. The calculation is made as of the close of business of the Exchange (currently 4:00 p.m., New York time) after the Portfolios have declared any applicable dividends.

The net asset value per share for each of the Portfolios is determined by dividing the value of the securities owned by the Portfolio plus any cash and other assets (including interest accrued and dividends declared but not collected) less all liabilities by the number of Portfolio shares outstanding. For the purposes of determining the aggregate net assets of the Portfolios, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Securities traded on a national securities exchange are valued at the last reported sale price that day. Securities traded on a national securities exchange for which there were no sales on that day, or on the NASDAQ National Market System and securities traded on other over-the-counter markets for which market quotations are readily available are valued at closing bid prices. Portfolio securities underlying actively traded options will be valued at their market price as determined above. The current market value of any exchange-traded option held by a Portfolio is its last sales price on the exchange prior to the time when assets are valued unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Lacking any sales that day, the options will be valued at the mean between the current closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Directors. With the approval of the Board of Directors, the Portfolios may utilize a pricing service, bank, or broker-dealer experienced in such matters to perform any of the above-described functions.

                               DIVIDENDS AND TAXES
Dividends


All net investment income dividends and net realized capital gains distributions with respect to the shares of either Portfolio will be payable in additional shares of such Portfolio unless the shareholder gives written notification to the Fund of an election to receive cash. The taxable status of income dividends and/or net capital gains distributions is not affected by whether they are reinvested or paid in cash.

Each of the Portfolios will pay dividends from net investment income to its shareholders at least annually or as may be required to remain a regulated investment company under the Internal Revenue Code (the "Code") and distribute net realized capital gains, if any, to its shareholders on an annual basis. At the present time, the Fund anticipates distributing net investment income quarterly.

Taxes

The Portfolios will each be treated as separate entities for federal income tax purposes. The Portfolios of the Fund are presently qualified as "regulated investment companies" as defined in the Code and take the necessary steps to requalify the Portfolios as "regulated investment companies" on an annual basis. Provided certain distribution requirements are met, the Portfolios will not be subject to federal income tax on their net investment income and net capital gains that they distribute to their shareholders.

Shareholders subject to federal income taxation will receive taxable dividend income or capital gains, as the case may be, from distributions, whether paid in cash or received in the form of additional shares. Promptly after the end of each calendar year, each shareholder will receive a statement of the federal income tax status of all dividends and distributions paid during the year.

The Fund is  subject  to the backup  withholding  provisions  of the Code and is required to withhold income tax from dividends paid to a shareholder at a 20% rate if such shareholder fails to furnish the Portfolio with a taxpayer identification number or under certain other circumstances. Accordingly, shareholders are urged to complete and return Form W-9 when requested to do so by the Fund.

This discussion is only a summary and relates solely to federal tax matters. Dividends may also be subject to state and local taxation. Shareholders are urged to consult with their personal tax advisers.

                               GENERAL INFORMATION
Capital Stock

The Fund is authorized to issue a total of one billion shares of common stock, with a par value of $.00001 per share. Of these shares, the Fund's Articles of Incorporation authorize the issuance of 50 million shares in each series designated KPM Equity Portfolio shares and KPM Fixed Income Portfolio shares. The Board of Directors is empowered under the Fund's Articles of Incorporation to issue other shares of the Fund's common stock without shareholder approval or to designate additional authorized but unissued shares for issuance by one or more existing Portfolios.

All shares, when issued, will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro rata the same rights and privileges as a full share. The shares possess no preemptive or conversion rights.

As of August 29, 1997, Kirkpatrick Pettis had controll of the voting power of 905,033.271 shares of the 3,258,274.614 shares outstanding owned through its 401(k) Profit Sharing Plan and Kirkpatrick Pettis Trust Company had control of the voting power of 456,404.622 shares of the 3,258,274.614 shares outstanding owned through its discretionary client voting base. As a result, Kirkpatrick Pettis and Kirkpatrick Pettis Trust Company can elect all of the directors if such shares are voted on a noncumulative basis and three out of the five directors if such shares are voted on a cumulative basis.



Voting Rights

Each share of the Portfolios has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Fund's shares. On some issues, such as the election of directors, all shares of the Fund, irrespective of series, vote together as one series. Cumulative voting in the election of directors is authorized. This means that shareholders may cumulate their shares by multiplying the number of shares they hold by the number of directors and then allocate the result among one or more directors.

On an issue affecting only one Portfolio, the shares of the Portfolio vote as a separate series. Examples of such issues would be proposals to (i) change the Investment Advisory Agreement, (ii) change a fundamental investment restriction pertaining to only one Portfolio or (iii) change a Portfolio's Distribution Plan. In voting on the Investment Advisory Agreement or proposals affecting only one Portfolio, approval of such an agreement or proposal by the shareholders of one Portfolio would make that agreement effective as to that Portfolio whether or not the agreement or proposal had been approved by the shareholders of the Fund's other Portfolios.

Shareholders Meetings

The Fund does not intend to hold annual or periodically scheduled regular meetings of shareholders unless it is required to do so. Nebraska corporation law requires only that the Board of Directors of a mutual fund convene shareholder meetings when it deems appropriate.

In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-l distribution plans. Finally, the Fund's Articles of Incorporation provide that shareholders also have the right to remove Directors upon two-thirds vote of the outstanding shares and may call a meeting to remove a Director upon the application of 10% or more of the outstanding shares. The Fund is obligated to facilitate shareholder communications in this situation if certain conditions are met.

Allocation of Income and Expenses

The assets received by the Fund for the issue or sale of shares of the Portfolios, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolios, and constitute the underlying assets of the Portfolios. The underlying assets of the Portfolios are required to be segregated on the books of account, and are to be charged with the expenses of the Portfolios and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular series are allocated among all series based upon the relative net assets of each series at the time such expenses were accrued.

Transfer Agent, Dividend Disbursing Agent and Custodian

Union Bank & Trust Company, Lincoln, Nebraska, serves as Custodian for the Fund's portfolio securities and cash. The Administrator acts as Transfer Agent and Dividend Disbursing Agent. In its capacity as Transfer Agent and Dividend Disbursing Agent, the Administrator performs many of the clerical and administrative functions for the Portfolios.

Reports to Shareholders

The Fund will issue semi-annual reports, which will include a list of securities owned by the Fund and financial statements which, in the case of the annual report, will be examined and reported upon by the Fund's independent auditor.

Legal Opinion

The legality of the shares offered hereby will be passed upon and an opinion will be rendered by Cline, Williams, Wright, Johnson & Oldfather, 1900 FirsTier Bank Building, Lincoln, Nebraska 68508.

Auditors


The Fund's auditors are Deloitte & Touche, LLP, Omaha, Nebraska, independent certified public accountants.

              TABLE OF CONTENTS

Introduction..............................1
Investment Objectives
and Policies .............................5
   KPM Equity Portfolio ..................5
   KPM Fixed Income Portfolio.............6
Special Investment Methods ...............7
Management...............................13
Purchase of Shares ......................16
Redemption of Shares ....................17
Valuation of Shares .....................18
Dividends and Taxes .....................19
General Information .....................19


NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY KPM FUNDS, INC. OR KIRKPATRICK PETTIS THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.


             INVESTMENT ADVISER KPM
            Investment Management, Inc.

                 DISTRIBUTOR
             Kirkpatrick Pettis

               ADMINISTRATOR,
             TRANSFER AGENT AND
            DIVIDEND PAYING AGENT
          Lancaster Administrative
               Services, Inc.

                  CUSTODIAN
           Union Bank & Trust Co.
              Lincoln, Nebraska




               October 1, 1997


[GRAPHIC OMITTED]

                              KPM FUNDS, Inc.
   [GRAPHIC OMITTED]          10250 Regency Circle, Omaha, NE  68114


                             1. ACCOUNT REGISTRATION
                                 (Please Print)
In the case of two or more  co-owners,  the account  will be  registered  "Joint
Tenants with Right of Survivorship" and not as "Tenants-in-common" unless otherwise specified. For Trust, Corporation or other entity, complete the first two lines exactly as the registration should appear. Include completed Corporate Resolution or attach a coy of the Trust Agreement.
                                                                o  Individual
----------------------------------------------------            o  Jt. WROS
Name of Shareholder                                             o  Corporation
----------------------------------------------------            o  Trust
Name of Co-Owner (if any)                                       o  UTMA
                                                                o  Other
------------------------------------------------------------------------------
Street Address         City                         State              Zip Code

-----------------------------Citizen of     o  U.S.     o Other(specify)

--------------------------------------------    -------------------------------
(Area Code) Home Telephone                      (Area Code) Business Telephone


                             2. INVESTOR INFORMATION
                             (This Section Must be Completed)
My(Our) investment objective(s) is(are):
        o  Income    o   Capital Preservation   o  Capital Appreciation
        o  Tax-Free  o   Other--------
Estimated Income (current tax year in thousands):
        o   Under $25   o  $25-$50    o   $50-$100   o  $100-$200
        o   Over $200  Tax Bracket --------%

Approximate Net Worth (in thousands):
        o  Under $50  o $50-$100  o  $100-$500  o  $500-$1,000  o  Over $1,000

Occupation(s):------------------------------------------------------------

Employer(s) name and address-----------------------------------------------

Source of funds for this purchase------------------------------------------

I am an associate person of an NASD member firm    o  No  o   Yes----------
                                                Name and Address of Firm


                      3. INVESTMENT AND DIVIDEND SELECTION
                              (One must be checked)
In accordance with the terms and conditions set forth in this form, the current prospectus, and my instructions below, I wish to establish a Shareholder Account in the designated portfolio(s) as follows:

   KPM FUNDS                Investment   Dividends &   Dividends     Dividends
                                        Capital Gains    Paid    & Capital Gains
                                          Reinvested                   Paid
 o  Equity Portfolio       $ ---------        o            o             o

 o  Fixed Income Portfolio $----------        o            o             o

 (Note: Dividends and capital gains will be reinvested if no election is made.)


  4.                   SIGNATURE AND TAX NUMBER CERTIFICATION
I have read this application and have had the opportunity to read the prospectus and agree to all their terms. In addition, I authorize the instructions in this application. I have been given the opportunity to ask any questions I have regarding this investment, and they have been answered to my satisfaction. I understand the investment objective(s) of the KPM Funds for which I am applying and believe it is compatible with my investment objective(s). I understand that exchanges between funds are taxable transactions. I certify under penalties of perjury (check the appropriate response):

o   (1) that  the  Social Security  or taxpayer  identification  number shown in
        Section 1 is correct and that the IRS has never notified me that I am subject to backup withholding, or has notified me that I am no longer subject to such backup withholding; or
o (2) I have not been issued a taxpayer identification number but have applied for such number, or intend to apply for such number in the near future. I understand that if I do not provide a correct taxpayer identification number to the Fund within 60 days from the date of this certification, backup withholding as described in the Fund's prospectus will commence; or
o   (3) I am subject to backup withholding.

Sign below exactly as your name appears in Section 1. For joint registration, all owners must sign.

X                                     X
 ----------------------------------- -----------------------------------------
   Signature of Shareholder  Date     Signature of Co-Owner (if any)   Date
   or Authorized Officer  (if corporation)



                    TO BE COMPLETED BY SELLING FIRM
         (We hereby  authorize  KPM Funds,  Inc. as our agent in  connection with transactions under this authorization form. We guarantee the shareholder's signature.)


------------------------------------- -----------------------------------------
Dealer Name (Please Print)            Signature of Registered Representative

------------------------------------- -----------------------------------------
Home Office Address                   Address of Office Serving Account

------------------------------------- -----------------------------------------
City       State        Zip Code      City        State                 Zip Code

------------------------------------- -----------------------------------------
Authorized Signature of Dealer        Branch No.Reg.Rep. No. Reg. Rep. Last Name

                                 KPM FUNDS, INC.


                       STATEMENT OF ADDITIONAL INFORMATION



                                 October 1, 1997


                                Table of Contents


                                                                            Page

Investment Policies and Restrictions.......................................  2
Directors and Executive Officers...........................................  7
Investment Advisory and Other Services.....................................  9
Distribution Plan.......................................................... 11
Portfolio Transactions and Brokerage Allocations........................... 13
Capital Stock and Control.................................................. 15
Net Asset Value and Public Offering Price.................................. 16
Purchase of Shares......................................................... 16
Redemption................................................................. 17
Tax Status................................................................. 17
Calculations of Performance Data........................................... 18
Financial Statements....................................................... 19
Auditors................................................................... 19

Appendix A - Ratings of Corporate Obligations,
        Commercial Paper and Preferred Stock...............................A-1



        This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated September 30, 1997, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Fund or Kirkpatrick, Pettis, Smith, Polian Inc. at 10250 Regency Circle, Omaha, Nebraska 68114.

                      INVESTMENT POLICIES AND RESTRICTIONS

        The shares of KPM Funds, Inc. (the "Fund") are offered in series. This Statement of Additional Information relates to the series designated: KPM Equity Portfolio and KPM Fixed Income Portfolio (sometimes referred to herein as a "Portfolio" or, collectively, as the "Portfolios"). The investment objectives and policies of the Portfolios are set forth in the Prospectus. Certain additional investment information is set forth below.

Investment Restrictions

        In addition to the investment objectives and policies set forth in the Prospectus, the Fund and each of the Portfolios is subject to certain investment restrictions, as set forth below, which may not be changed without the vote of a majority of the Portfolio's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of
(a) 67% of the Portfolio's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Portfolio's outstanding shares.

        Similar  shareholder  approval  is  required  to change  the  investment objective of each of the Portfolios. The following discussion provides fundamental investment restrictions for all Portfolios, non-fundamental policies for all Portfolios, and then, for each Portfolio, a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy specifically for it and a description of any investment restrictions that may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the Portfolio's Board of Directors.

        As fundamental policies, unless otherwise specified below, none of the Portfolios will:

        1. Invest more than 5% of the value of their total assets in the securities of any one issuer (other than securities of the U.S. Government, its agencies or instrumentalities).

        2. Purchase more than 10% of any class of securities of any one issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer. In the aggregate, the Fund may not own more than 15% of all classes of securities or more than 10% of the outstanding voting securities of an issuer.

        3. Invest 25% or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto. The various types of utilities companies, such as gas, electric and telephone and telegraph are considered as separate industries.

        4. Issue any senior securities as defined in the Investment Company Act of 1940, as amended ("1940 Act") except as otherwise excepted or excluded by Section 18(g) of the 1940 Act or as permitted by Investment Company Act Release No. 10666.

        5. Borrow money except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed the lesser of (1) 10% of the value of the Portfolio's total assets or (2) 5% of the value of the Portfolio's total assets less liabilities other than such borrowings. None of the Portfolios will purchase securities while outstanding borrowings exceeds 5% of the value of the Portfolio's total assets. None of the Portfolios will borrow money for leverage purposes.

        6. Make short sales of securities or maintain a short position, except that short sales against the box shall not be deemed short sales.

        7. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

        8. Purchase or retain the securities of any issuer if, to the Portfolio's knowledge, those officers or directors of the Fund or its affiliates or of its investment adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

        9. Purchase or sell commodities or commodity futures contracts, except that the Portfolios may purchase stock and bond index options, financial futures contracts and options on such contracts.

        10.Purchase or sell real estate or real estate mortgage loans, except that the Portfolios may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

        11.Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except that the Portfolios may purchase or sell securities of companies investing in the foregoing.

        12.Participate on a joint or a joint and several basis in any securities trading account (as prohibited by Section 12(a)2 of the Investment Company Act of 1940) except as permitted by 16 below.

        13.Underwrite securities of other issuers, except that the Portfolio may acquire portfolio securities under circumstances where if sold the Portfolio might be deemed an underwriter for purposes of the Securities Act of 1933.

        14.Invest more than 10% of their net assets in restricted securities or more than 10% of their net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation. The value of any options purchased in the over-the-counter market are deemed to be illiquid.

        15.Invest more than 5% of their total assets at the time of purchase in rights and/or warrants (other than those that have been acquired in units or attached to other securities).

        16.Make loans,  except that the  Portfolios  may (1)  purchase  and hold debt obligations in accordance with their investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     The Fund has also adopted the following restrictions for each of the Portfolios which are not fundamental policies and may be changed without shareholder approval. The Portfolios shall not:

        17.Invest in  warrants  that are not listed on the New York or  American
           Stock Exchange in excess of 2% of the Portfolio's total assets.

        18.Invest more than 20% of their total assets in securities of foreign issuers.

        19.Invest more than 5% of their total  assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

        20.Invest more than 5% of their assets in initial margin and premiums on financial futures contracts and options on such contracts.

        21. Invest in arbitrage transactions.

        22. Invest in real estate limited partnership interests.

        23. Invest in companies for the purpose of exercising control or management.


        24.Purchase the securities of other investment companies except as provided by Section 12(d)(1) of the Investment Company Act of 1940.

        25.Invest  more  than 5% of the  value  of  their  total  assets  in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.) Asset-backed and mortgage-backed securities will not be deemed to fall within this limitation if the originator of the underlying loan has been in continuous operation for more than three years. The value of all securities issued or guaranteed by such guarantor and owned by a Portfolio shall not exceed 10% of the value of the total assets of such Portfolio.


        26.Mortgage, pledge or hypothecate their assets except in an amount not exceeding 15% of the value of their total assets to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

        27.Lend Portfolio securities when the value of securities subject to such transactions and the value of the securities to be loaned would exceed 5% of the total asset value of the Portfolio.


KPM Equity Portfolio - Investment Objective and Policies

        The investment objective of the KPM Equity Portfolio is capital appreciation. In seeking to achieve this objective, the Adviser's investment philosophy is to follow a value analysis utilizing fundamental considerations to identify companies that are either large companies (market capitalizations in excess of $1 billion) or small to medium capitalization companies (market capitalizations between $100 million and $1 billion) which are selling at current prices substantially below what the Adviser believes to be a fair market price. Determinations of value are not made based upon market movement but are achieved from the Adviser's analysis of past earnings, future earnings projections, return on equity, strength and vision of management, price to earnings ratios and other factors. The Adviser views "long-term fundamental value" of a company as the value of a company based upon: (1) the level of earnings and profitability in the employment of the company's assets as distinguished from currently reported earnings (which may be and frequently are distorted by transient influences); (2) dividends actually paid or the capacity to pay such dividends currently and in the future; (3) a realistic expectation about the company's historical and projected growth of earning power, and; (4) stability and predictability of these quantitative and qualitative projections of the future economic value of the company.


        In selecting equity securities, KPM Equity Portfolio uses a conservative, fundamental, value selection process. KPM Equity Portfolio employs a "bottom-up" approach to stock selection. The Adviser uses computer and manual screens of a large number of publicly-held securities looking for specific balance sheet, return on investment and valuation criteria. These lists are further reduced through more in-depth company and industry analysis as well as contacts with company management. KPM Equity Portfolio looks for above-average quality companies as evidenced by a strong balance sheet, current or expected high return on equity and expected growth in excess of the rate of inflation. The Adviser considers purchase when these companies are selling for low relative price/earnings ratios. Other valuation criteria such as price/book value, price/sales per share, price/cash flow per share and current yield are considered. Target purchase/sale prices are based on analytical judgments of objective relative price/earnings ratios and current earning power (or normalized earnings) of the company. Since such target prices are based on relative price/earnings ratios (relative to the Standard & Poor's 400 average) these target prices are adjusted as the overall market changes or when estimates of normalized earnings change. The Adviser considers selling companies as securities achieve their target price or when there is a fundamental change in the company's business prospects or other investment criteria.


KPM Fixed Income Portfolio - Investment Objective and Policies

        The investment objective of the KPM Fixed Income Portfolio is to provide a high level of total return over a market cycle of 3 to 5 years, consistent with the preservation of capital and prudent investment risk. In seeking to achieve this objective, the Adviser intends to invest in debt obligations of the U.S. Government, its agencies and instrumentalities, and corporate bonds rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service. See Appendix A for a description of ratings. In pursuit of this objective, the Adviser seeks to identify fixed income securities which provide above-average relative yield, appreciation potential and safety of principal. Particular emphasis is placed on credit analysis of corporate issuers to enhance income return and protect against credit losses. The potential for capital appreciation is balanced with the need for capital preservation and stability of income.


        This Portfolio will invest in marketable, fixed income securities with investment grade ratings. These include government obligations, corporate debt, asset-backed securities and mortgage-backed securities such as mortgage pass-through certificates and collateralized mortgage obligations (CMO's) issued by government sponsored agencies and mortgage banking companies. Additional investments may also include dividend paying preferred stocks, non-investment grade corporate debt, municipal bonds and various money market instruments. With respect to asset-backed and mortgage-backed securities, the term issuer will mean any separate trust or other entity formed exclusively to issue mortgage-backed and asset-backed securities, consisting of a discrete pool of underlying loans or leases.


Repurchase Agreements

        Both of the Portfolios may invest in repurchase agreements on U. S. Government Securities. The Portfolios' Custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Portfolio will promptly receive additional collateral so that the total collateral is an amount at least equal to the repurchase price plus accrued interest.

Portfolio Turnover


        Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. For the period ending June 30, 1997, the portfolio turnover rate for KPM equity Portfolio and KPM Fixed Income Portfolio was 41.83% and 26.14% respectively. The Fund does not expect the turnover rate for the KPM Equity Portfolio to exceed 50% and the KPM Fixed Income Portfolio to exceed 50% this year. The turnover rate will not be a limiting factor when management deems portfolio changes appropriate.


        Any investment restriction or limitation referred to above or in the Prospectus, except the borrowing policy, which involves a maximum percentage of securities or assets, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


                        DIRECTORS AND EXECUTIVE OFFICERS

        The names, addresses and principal occupations during the past five years of the directors and executive officers of the Fund are as follows:

 Name, Position with Fund and Address     Age     Principal Occupation Last Five Years


Randall D. Greer*                        46     Director, President Chairman of the
Chairman, Director                              Board and Chief Executive Officer, KPM
                                                Investment Management, Inc., Omaha,
                                                Nebraska (1994-present)
                                                Director, President and Chief Executive
                                                Officer, Kirkpatrick Pettis Trust
                                                Company, Omaha, Nebraska (1995-Present)
                                                Director (1987-Present), President and
                                                Chief Operating Officer, Kirkpatrick,
                                                Pettis, Smith, Polian Inc., Omaha,
                                                Nebraska (1988-1994)


Rodney D. Cerny*                          46    Director, Executive Vice President and
President and Director                          Chief Investment Officer, KPM Investment
                                                Management, Inc., Omaha, Nebraska
                                                (1994-present)
                                                Director, Kirkpatrick Pettis Trust
                                                Company, Omaha, Nebraska (1995-Present)
                                                First Vice President (1987-1990),
                                                Executive Vice President and Chief
                                                Investment Officer, Kirkpatrick, Pettis,
                                                Smith, Polian Inc., Omaha, Nebraska
                                                (1990-1996)

Donald L. Stroh                           70    Retired; Superintendent of Schools,
Director                                        Millard, Nebraska Public Schools
5060 South 149th Court                          (1955-1989)
Omaha, Nebraska  68137

William G. Campbell                       63    Attorney - private practice
Director                                        (1993-present); Partner Roger & Wells
P.O. Box 51,                                    (attorneys), New York City, New York
3239 Wolf Lake Road                             (1991-1993); Partner Kutak Rock &
Ely, MN  55731                                  Campbell (attorneys), Omaha, Nebraska
                                                (1965-1991)

Herbert H. Davis, Jr.                     73    Owner, Miracle Hill Golf & Tennis
Director                                        Center; President - Legacy Golf, Omaha,
1401 North 120th Street                         Nebraska
Omaha, NE  68154


Christine E. Walker                       27    Associate Portfolio Manager, KPM
Assistant Secretary                             Investment Management, Inc., Omaha,
                                                Nebraska (1996-Present), Administrative
                                                Supervisor (1993-1996), Student,
                                                University of Nebraska, Omaha, Nebraska
                                                (1988-1992)

                                       7


Scott C. Hoyt                             52    Executive Vice President, General
Secretary                                       Counsel and Secretary, Kirkpatrick,
                                                Pettis, Smith, Polian Inc., Omaha,
                                                Nebraska (1995-Present), General Counsel
                                                Financial Services, Mutual of Omaha,
                                                Omaha, Nebraska (1988- 1995)

Jeffrey N. Sime                           36    Executive Vice President, Chief
Treasurer                                       Financial Officer, Kirkpatrick, Pettis,
                                                Smith, Polian Inc., Omaha, Nebraska
                                                (1993-present); Audit Supervisor, Peter
                                                Kiewit Sons, Inc., Omaha, Nebraska
                                                (1990-1993); Controller, The Stuart
                                                James Company, Denver, Colorado
                                                (1986-1990)


The addresses of the directors and officers of the Fund are that of the Fund unless otherwise indicated.

*Interested directors of the Fund by virtue of their affiliation with KPM Investment Management, Inc.

        The following table represents the compensation amounts received for services as a director of the Fund:

                               Aggregate           Pension            Total
                              Compensation            or           Compensation
      Name & Position        from the Fund       Retirement*      from the Fund
--------------------------- -----------------  ----------------  ---------------

Randall D. Greer*                    $0                 $0                $0
Chairman, Director

Rodney D. Cerny*                     $0                 $0                $0
President, Director

Donald L. Stroh                  $1,800                 $0            $1,800
Director

William G. Campbell              $1,800                 $0            $1,800
Director

Herbert H. Davis, Jr.            $1,800                 $0            $1,800
Director

        * Benefits accrued as part of the Fund's expenses.

                     INVESTMENT ADVISORY AND OTHER SERVICES

General

     The investment adviser for the Portfolios is KPM Investment Management, Inc. (the "Adviser" or "KPM"). Lancaster Administrative Services, Inc. acts as the administrator ("Administrator") and Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirkpatrick Pettis") acts as the Fund's distributor ("Distributor"). The Adviser, the Administrator and the Distributor will act as such pursuant to written agreements which will be periodically approved by the directors and/or the shareholders of the Fund. The Adviser's and the Distributor's address is the same as the Fund's.

Control of the Adviser and the Distributor

        The Adviser and Kirkpatrick Pettis are wholly owned subsidiaries of KFS Corporation, a Nebraska corporation which is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law and engaged in the business of providing life, health, accident and related insurance products throughout the United States.

Investment Advisory Agreements and Administration Agreement


        KPM acts as the investment adviser to the Fund and the Portfolios under an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement has been approved by the Board of Directors (including a majority of the directors who are not parties to the Advisory Agreement, or interested persons of any such party, other than as directors of the Fund). The Advisory Agreement for all Portfolios was approved by the shareholders on April 15, 1994. The Advisory Agreement was last approved by the Board of Directors on July 28, 1997.


        The Advisory Agreement terminates automatically in the event of its assignment. In addition, the Advisory Agreement is terminable at any time with respect to a Portfolio, without penalty, by the Board of Directors of the Fund, by vote of a majority of the affected Portfolio's outstanding voting securities on 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Fund. Unless sooner terminated, the Advisory Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Portfolio, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of any of the Portfolios approves the Advisory Agreement, the Advisory Agreement shall continue in effect with respect to such approving Portfolio whether or not the shareholders of any other Portfolio approve such Advisory Agreement.


        Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly advisory fee equal on an annual basis to .80% of the KPM Equity Portfolio's average daily net assets. The Fund pays the Adviser a monthly advisory fee equal on an annual basis to .60% of the KPM Fixed Income Portfolio's average daily net assets. The Advisory Agreement also provides that the Adviser shall reimburse the Portfolios monthly to the extent of the advisory fee paid, for annual expenses of the Portfolios exceeding 1.5% of the average daily net assets for the KPM Equity Portfolio and 1.25% of the average daily net assets for the KPM Fixed Income Portfolio.

        Under the Advisory Agreement, the Adviser provides each Portfolio with advice and assistance in the selection and disposition of that Portfolio's investments. All investment decisions are subject to review by the Board of Directors of the Fund. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Fund. Under the Advisory Agreement, the Adviser has agreed to reimburse the Portfolios monthly to the extent of the advisory fee paid if annual total expenses exceed 1.50% of the Equity Portfolio's and 1.25% of the Fixed Income Portfolio's average annual net assets. At June 30, 1997, the Adviser had reimbursed the Equity Portfolio $500 and the Fixed Income Portfolio $21,824 for expenses.


        Pursuant to the Administration Agreement, the Administrator acts as transfer agent and provides, or contracts with others to provide, to the Fund all necessary bookkeeping and shareholder recordkeeping services and share transfer services. Under the Administration Agreement, the Administrator receives an administration fee, computed separately for each Portfolio and paid monthly, at an annual rate of .25% of the daily average net assets of the Portfolios. The Administration Agreement further provides that the annual fee in any event shall not be less than $10,000 in the aggregate for all Portfolios.


        For the period July 5, 1994 to June 30, 1995, and during the fiscal years ended June 30, 1996 and June 30, 1997, the Fund paid to the Adviser and the Administrator the following amounts for advisory and administrative services as indicated:

                           Advisory Fee               Administrative Fee
                -------------------------------  -------------------------------

                07/05/94  Year Ended Year Ended   07/05/94   Year Ended   Year
                   to      06/30/96   06/30/97      to       06/30/96   Ended
                06/30/95                          06/30/95              06/30/97
                --------- ---------- -----------  ---------- ---------- --------


Equity Portfolio  $77,104   $181,817   $272,525    $24,095     $56,865   $85,164


Fixed Income       16,101     44,938     50,207      6,709      18,757    20,919
Portfolio
                --------- ---------- -----------  ---------- ---------- --------

                  $93,205   $226,755   $322,232    $30,804     $75,622  $106,083

        The laws of certain states require that if a mutual fund's expenses (including advisory fees but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed certain percentages of average net assets, the Fund must be reimbursed for such excess expenses. The Fund does not believe it will be subject to any such restrictions.

Custodian

        The Custodian for the Fund and each of the Portfolios is Union Bank and Trust Company ("Union"), 3643 South 48th, Lincoln, Nebraska 68506. Union, as Custodian, holds all of securities and cash owned by the Portfolios.

                                DISTRIBUTION PLAN

        Rule 12b-1(b) under the 1940 Act provides that any payments made by the Portfolios in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Portfolios are distribution expenses within the meaning of Rule 12b-1, the Fund has entered into a Distribution Agreement with the Distributor pursuant to a Distribution Plan adopted in accordance with such Rule.

        In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of a Portfolio's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the plan, cast in person at a meeting for the purpose of voting on such plan or agreement. Rule 12(b)-1(b)(3) requires that the plan or agreement provide, in substance:

               (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1;

               (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

               (c) in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of a Portfolio.

        Rule 12b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments to the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

        Rule 12b-1(c) provides that the Fund may rely upon Rule 12b-1(b) only if the selection and nomination of the Fund's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders. The Fund has complied with the provisions of Rule 12b-1 and the Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

        Pursuant to the provisions of the Distribution Plan, each of the Portfolios pays a fee to the Distributor computed and paid monthly at an annual rate of up to .25% of such Portfolio's average daily net assets in order to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of such Portfolio's shares.

        Expenses  for  which  the  Distributor  will  be  reimbursed  under  the
Distribution Plan include, but are not limited to, compensation paid to registered representatives of the Distributor and to broker-dealers which have entered into sales agreements with the Distributor; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and printing of sales literature; advertisement, promotion, marketing and sales expenses; and other distribution-related expenses. Compensation will be paid out of such amounts to investment executives of the Distributor and to broker-dealers which have entered into sales agreements with the Distributor as follows. If shares of the Portfolios are sold by a representative of a broker-dealer other than the Distributor, that portion of the reimbursement which is attributable to shares sold by such representative is paid to such broker-dealer. If shares of the Portfolios are sold by an investment executive of the Distributor, compensation will be paid to the investment executive by the Distributor in an amount not to exceed that portion of .25% of the average daily net assets of the Portfolios which is attributable to shares sold by such investment executive.


        Under the Distribution Plan, the Fund paid the Distributor a total of $30,816 for the period July 5, 1994 to June 30, 1995, $75,259 during the fiscal year ended June 30, 1996, and $105,957 during the fiscal year ended June 30, 1997, allocated as follows:


                                07/05/94    Year        Year Ended
                                   to         Ended      06/30/97
                                06/30/95    06/30/96
                               -----------  ----------  -----------

Equity Portfolio                  $24,104     $56,550      $85,056

Fixed Income Portfolio              6,712      18,709       20,901

        For the year ending June 30, 1997, the Distributor has paid for the following:


     Advertising                                                  $      0.00
     Printing & Mailing of Prospectuses to new shareholders          1,525.00
     Compensation to Dealers                                             0.00
     Compensation to Sales Personnel                               104,432.00
     Other Finance Charges                                               0.00
     Other Fees                                                          0.00
                                                              ---------------
                       TOTAL                                      $105,957.00


        Under the Distribution Agreement, the Distributor is also the principal underwriter of the Fund's shares and continuously distributes the shares on an agency best efforts basis. In so doing, the Distributor may pay its representatives or others additional amounts over the amounts paid under the Distribution Plan in furtherance of distribution of the Fund's shares.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

        The Adviser is responsible for decisions to buy and sell securities for the Portfolios, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

        When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Portfolios. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolios from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

        The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of any Portfolio's transactions in exchange for research services provided the Adviser except as noted below. However, from time to time the Adviser may elect to use certain brokers to execute transactions in order to encourage them to provide the Adviser with research services which the Adviser anticipates will be useful to it. The Adviser will authorize the Portfolio to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser doing so determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

        Agency  transactions  for the  Portfolios  may be  effected  through the
Distributor, as discussed in the Prospectus under "Management-Portfolio Brokerage." In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time,
(b) at  least as  favorable  as  commissions  contemporaneously  charged  by the

Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Adviser does not deem it practicable and in the best interest of the Portfolios to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

        In certain instances, there may be securities which are suitable for the Fund as well as for that of one or more of the advisory clients of the Adviser. Investment decisions for the Portfolios and for such advisory clients are made by the Adviser with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client of the Adviser even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Adviser when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Adviser as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio involved is concerned. At the same time, however, it is believed that the ability of the Portfolio to participate in volume transactions will sometimes produce better execution prices.


        For the period July 5, 1994 to June 30, 1995 and the fiscal years ended June 30, 1996 and June 30, 1997, the Fund paid $26,538, $30,853, and $35,120 respectively, in brokerage commissions, some of which was paid to the Fund's Distributor, allocated among the Portfolios as follows:


                                07/05/94    Year        Year Ended
                                   to         Ended      06/30/97
                                06/30/95    06/30/96
                               -----------  ----------  -----------

Equity Portfolio                  $10,736     $18,684      $10,518

Fixed Income Portfolio                260         300            0



The brokerage commissions paid to the Funds' Distributor, which is a related person to the Funds' adviser, amounted to $10,996 or 41% of the total for the period July 5, 1994 to June 30, 1995, $18,984 or 62% for the fiscal year ended June 30, 1996, and $10,518 or 30% for the fiscal year ended June 30, 1997. The remaining brokerage commissions were paid to seventeen unrelated brokers. Of the aggregate dollar amount of transactions involving payment of commissions, 24% or $2,637,074 were effected through the Distributor during the fiscal year ended June 30, 1997. It is the Fund's intent that brokerage transactions executed through the Distributor be effected pursuant to the Fund's Guidelines Regarding Payment of Brokerage Commissions to Affiliated Persons adopted by the Board of Directors, including a majority of the non-interested directors pursuant to Rule 17(e)-1 under the Investment Company Act of 1940.

Option Trading Limits

        The writing by the Portfolios of options on securities is subject to limitations established by each of the registered securities exchanges on which such options are traded. Such limitations govern the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different securities exchanges or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which one Portfolio may write may be affected by options written by the other Portfolios and by other investment advisory clients of the Adviser. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. The Adviser believes it is unlikely that the level of option trading by the Fund will exceed applicable limitations.


                            CAPITAL STOCK AND CONTROL

        A complete description of the rights and characteristics of the Fund's capital stock is included in the Prospectus.

        The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of each Portfolio as of August 31, 1997:

  PORTFOLIO         NAME AND ADDRESS                     SHARES     % OWNERSHIP

EQUITY       Kirkpatrick, Pettis, Smith, Polian Inc.  789,528.154      33.06%
PORTFOLIO    401k Profit Sharing Plan
             10250 Regency Circle
             Omaha, NE  68114

             Swanson Corporation                      291,182.938      12.19%
             Retirement Savings Plan
             3200 S. 60th Street
             Omaha, NE  68106

FIXED INCOME Kirkpatrick, Pettis, Smith, Polian Inc.  115,505.117      13.27%
             401k Profit Sharing Plan
             10250 Regency Circle
             Omaha, NE  68114

             Swanson Corporation                       61,287.364       7.04%
             Retirement Savings Plan
             3200 S. 60th Street
             Omaha, NE  68106


     As of August 29, 1997, Kirkpatrick Pettis had control of the voting power of 905,033.271 shares of the 3,258,274.614 shares outstanding owned through its 401(k) Profit Sharing Plan and Kirkpatrick Pettis Trust Company had control of the voting power of 456,404.622 shares of the 3,258,274.614 shares outstanding owned through its discretionary client voting base. As a result, Kirkpatrick Pettis and Kirkpatrick Pettis Trust Company can elect all of the directors if such shares are voted on a noncumulative basis and three out of the 15 five directors if such shares are voted on a cumulative basis. In addition, Kirkpatrick Pettis and Kirkpatrick Pettis Trust Company could ratify the selection of the Fund's accountants. On matters affecting the Portfolios, Kirkpatrick Pettis and Kirkpatrick Pettis Trust Company could control the outcome of all matters presented to the Equity Portfolio and the Fixed Income Portfolio.

        The Directors and officers of the Fund beneficially owned 77,117.287 shares or 3.23% of the Equity Portfolio. Directors and officers owned 2.37% of the shares outstanding in all Portfolios.



                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

        The method for determining the public offering price of Portfolio shares is summarized in the Prospectus in the text following the headings "Purchase of Shares" and "Valuation of Shares." The net asset value of each Portfolio's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Portfolio shares are tendered for redemption and no order for Portfolio shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

        The portfolio securities in which each Portfolio invests fluctuate in value, and hence the net asset value per share of each Portfolio also fluctuates. An example of how the net asset value per share for all Portfolios is calculated is as follows:

           EQUITY PORTFOLIO                         FIXED INCOME PORTFOLIO
----------------------------------------     -----------------------------------

    Net Assets           Net Asset Value          Net Assets     Net Asset Value
Shares Outstanding   =    per Share          Shares Outstanding  =    per Share

    $41,342,708                                 $8,872,285
 -----------------                             -------------
   2,307,684.138     =   $17.92                 851,556.772     =   $10.42


                               PURCHASE OF SHARES

        The manner in which the shares of the Portfolios are offered to the public is described in the Prospectus under the headings "Purchase of Shares" and "Valuation of Shares". Shares of the Portfolios may be purchased initially subject to the minimums set forth in the Prospectus, unless the purchaser is an employee of the Distributor, Adviser or Mutual of Omaha Insurance Company, or is a family member of such employee. The term family member shall include parents, mother-in-law or father-in-law, husband or wife, brother or sister, brother-in-law or sister-in-law, son or daughter, son-in-law or daughter-in-law, and their respective children. In addition, the term shall include any person who is supported directly or indirectly, to a material extent, by the employee or other family member. The minimum initial investment for accounts established by money purchase/profit-sharing plans, 401(k) plans, IRA/SEP, 403(b) plans or 457 (state deferred compensation plans) is $2,000. Finally, investments made by an individual, or by an individual's spouse and/or children under the age of 21, purchasing shares for their own account, or by a trustee, or other fiduciary
                                       16
purchasing for a single trust estate, or single fiduciary account will be treated as investments made by a single investor for purposes of meeting initial purchase requirements.


                                   REDEMPTION

        Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Portfolios of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Portfolios fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.


                                   TAX STATUS

        The Fund will qualify and intends to continue to qualify its Portfolios as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, a Portfolio must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. However, gains from the sale or other disposition of stock or securities held for less than three months must constitute less than 30% of each Portfolio's gross income. This restriction may limit the extent to which a Portfolio may effect sales of securities held for less than three months or transactions in futures contracts and options even when the Adviser otherwise would deem such transaction to be in the best interest of a Portfolio. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which a Portfolio could buy or sell futures contracts and options may be limited by this requirement.

        The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

        Ordinarily, distributions and redemption proceeds earned by a Portfolio shareholder are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder.
Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.


                        CALCULATIONS OF PERFORMANCE DATA


        From time to time the Fund may quote the yield for the Portfolios in advertisements or in reports and other communications to shareholders. For this purpose, yield is calculated by dividing a Portfolio's net investment income per share for the base period, which is 30 days or one month, by the Portfolio's maximum offering purchase price on the last day of the period and annualizing the  result.  The  Portfolio's  net  investment  income  changes in  response to fluctuations in interest rates and in the expenses of the Portfolio. Consequently, any given quotation should not be considered as representative of what the Portfolio's yield may be for any specified period in the future.


        Yield information may be useful in reviewing a Portfolio's performance and for providing a basis for comparison with other investment alternatives. However, a Portfolio's yield will fluctuate, unlike other investments which pay a fixed yield for a stated period of time. Current yield should be considered together with fluctuations in the Portfolio's net asset value over the period for which yield has been calculated, which, when combined, will indicate a Portfolio's total return to shareholders for that period. Other investment companies may calculate yields on a different basis. In addition, investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

        Investors should recognize that in periods of declining interest rates a bond portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, such portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a bond portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of such portfolio's holdings, thereby reducing the current yield of such portfolio. In periods of rising interest rates, the opposite can be expected to occur.

        The Fund may also quote the indices of bond prices and yields prepared by Lehman Bros, Inc., Salomon Bros., Inc., Merrill Lynch or other leading broker-dealer firms. These indices are not managed for any investment goal and their composition may be changed from time to time.


        The Fixed Income Portfolio may quote the yield or total return on Ginnie Maes, Fannie Maes, Freddie Macs, corporate bonds and Treasury bonds and notes, either as compared to each other or as compared to the Portfolio's performance. In considering such yields or total returns, investors should recognize that the performance of securities in which the Portfolio may invest does not reflect the Portfolio's performance, and does not take into account either the effects of portfolio management or of management fees or other expenses; and that the issuers of such securities guarantee that interest will be paid when due and that principal will be fully repaid if the securities are held to maturity, while there are no such guarantees with respect to shares of the Portfolio. Investors should also be aware that the mortgages underlying mortgage-related securities may be prepaid at any time. Prepayment is particularly likely in the event of an interest rate decline, as the holders of the underlying mortgages seek to pay off high-rate mortgages or re-negotiate them at potentially lower current rates. Because the underlying mortgages are more likely to be prepaid at their par value when interest rates decline, the value of certain high-yielding mortgage-related securities may have less potential for capital appreciation than conventional debt securities (such as U. S. Treasury bonds and notes) in such markets. At the same time, such mortgage-related securities may have less potential for capital appreciation when interest rates rise.


        In connection with the quotations of yields in advertisements described above, the Fund will also provide average annual total returns from the date of inception for one, five and ten-year periods if applicable. Total return is a calculation which equates an initial amount invested to the ending redeemable value at a specified time. It assumes the reinvestment of all dividends and capital gains distributions. Average total return will be the average of the total returns for each year in the period. The Portfolios may also provide a total return figure for the most recent calendar quarter prior to the publication of the advertisement. The yield of the Fixed Income Portfolio for the 30-day period ending June 30, 1997 was 5.63%.

        The average annual total returns of the Portfolios for the one year and from inception to date ending June 30, 1997 are as follows:

                                 ANNUALIZED TOTAL RETURN
                              -------------------------------

                                                 07/05/94
                                                (Inception)
                                 1 Year           To Date
                              --------------   --------------

Equity Portfolio                  30.92%           25.78%

Fixed Income Portfolio             7.96%            7.07%


                              FINANCIAL STATEMENTS

        Attached  hereto is the Fund's  Annual  Financial  Report dated June 30,
1997.

                                    AUDITORS


        The  Board  of  Directors,   including  all   disinterested   directors,
unanimously approved the appointment of Deloitte & Touche, LLP, 2000 First National Center, Omaha, Nebraska 68102 as the Fund's accountants.

                                   APPENDIX A

                        RATINGS OF CORPORATE OBLIGATIONS,
                      COMMERCIAL PAPER, AND PREFERRED STOCK

                        Ratings of Corporate Obligations

Moody's Investors Service, Inc.

        Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:  Bonds  rated  B  generally   lack   characteristics   of  desirable
investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Corporation

         AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

        AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

        A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

        BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            Commercial Paper Ratings

Standard & Poor's Corporation

        Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation. Moody's Investors Service, Inc.

        Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1       Superior capacity for repayment
              Prime-2       Strong capacity for repayment
              Prime-3       Acceptable capacity for repayment

                           Ratings of Preferred Stock

Standard & Poor's Corporation

        Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

        The preferred stock ratings are based on the following considerations:

        1. Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

        2. Nature of and provisions of the issue.

        3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

        AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

        AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

        A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

        BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

        C:      A preferred stock rated C is a nonpaying issue.

         D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

        NR  indicates  that  no  rating  has  been  requested,   that  there  is
insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

        Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

        aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

        aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

        a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

        baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

        ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

        b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

        caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements

               (1)    Financial Highlights (Included in Part A)

               (2) Included in Part B:

                      Incorporated by reference:


                        Annual Report dated June 30, 1997
                        filed on EDGAR on August 27, 1997

                             - Schedule of Investments - KPM Equity Portfolio - Schedule of Investments - KPM Fixed Income Portfolio - Statements of Assets and Liabilities - Statements of Operations - Statements of Changes in Net Assets - Financial Highlights - Notes to Financial Statements - Independent Auditors' Report


        (b)    Exhibits

               Exhibits No.      Description

            *1.     Articles of Incorporation
            *2.     Bylaws
             3.     Not Applicable
             4.     Not Applicable
            *5.     Amended Management and Investment Advisory Agreement
            *6.     Distribution Agreement

             7.     Not Applicable
          ***8.     Custodian Agreement

            *9.     Administration Agreement
           *10.     Opinion and Consent of Messrs. Cline, Williams, Wright
                    Johnson & Oldfather

            11.     Consent of KPMG Peat Marwick, LLP and Deloitte & Touche, LLP

            12.     Not Applicable
           *13.     Subscription Agreement of KPM Investment Management, Inc.
          **14.     Prototype Retirement Plan Documents
           *15.     Rule 12b-1 Plan
            16.     Schedule of Computations for Performance Quotations
            17.     Financial Data Schedule


*Filed in Post-effective Amendment No. 2 on October 13, 1995.
**Filed in Pre-effective Amendment No. 1 on June 24, 1994.
***Filed in Post-effective Amendment No. 3 on September 27, 1996.

Item 25.       Persons Controlled by or under Common Control with Registrant

    Kirkpatrick, Pettis, Smith, Polian Inc., a Nebraska corporation ("KPSP"), which serves as the distributor of the Registrant, is deemed to be in control of the Registrant as a result of the ownership of shares of the Reigstrant's Portfolios in KPSP's 401K Profit Sharing Plan. KPSP is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law.

Item 26.       Number of Holders of Securities

               Title of Class                     Number of Record Holders


             KPM Equity Portfolio                  323 as of August 29, 1997
             KPM Fixed Income Portfolio            140 as of August 29, 1997


Item 27.     Indemnification

    The Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8.d. of the Articles of Incorporation (Exhibit 1) and Article XIII of the Bylaws of Registrant (Exhibit 2).

    The general effect of such provisions is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses, including attorneys' fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; (5) in the case of directors, officers and employees of the corporation, or in the case of directors, officers, or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any laibility of such person.

    Nevertheless, Article 8.d. of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Article XIII of the Fund's Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. In addition to the indemnification provisions contained in the Registrant's Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Administration Agreement and Custodian Agreement. Finally, the Registrant has also included in its Articles of Incorporation (See Article X of the Articles of Incorporation [Exhibit 1]) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty of such directors. Such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.

Item 28.  Business and Other Connections of Investment Adviser


                        Position With                 Business Connections
        Name               Advisor              (Present and for past two years)

------------------ -----------------------  ------------------------------------


Randall D. Greer   Chairman of the Board,   Director, Butler Holdings, Inc. *
                   President and CEO

Rodney D. Cerny    Director, Executive      Director and Secretary, Smeal
                   Vice President and CIO   Manufacturing, Inc., Board Member,
                                            University of Nebraska, CBA Alumni
                                            Board *

Scott C. Hoyt      Secretary                             *

Jeffrey N. Sime    Treasurer                             *

Patrick M. Miner   Vice President           Vice President, Mutual Asset
                                            Management Co. and Vice President
                                            and Portfolio Manager, Mutual of
                                            Omaha Insurance Company and United
                                            of Omaha Insurance Company

* See caption "Directors and Executive Officers" in the Statement of Additional Information forming a part of this Registration Statement.

                     Position With               Business Connections
        Name            Advisor            (Present and for past two years)

---------------- ---------------------- ----------------------------------------


John W. Weekly     Director             Vice Chairman and Chief Executive
                                        Officer, Mutual of Omaha Insurance
                                        Company and United of Omaha Insurance
                                        Company; Director of Companion Life
                                        Insurance Company; Kirkpatrick, Pettis,
                                        Smith, Polian Inc.; Tele-Trip Company,
                                        Inc., Omaha Financial Insurance Company;
                                        Omaha Property and Casualty Insurance
                                        Company; United World Life Insurance
                                        Company; Norwest Bank Nebraska, N.A.;
                                        Health Insurance Association of America;
                                        Omaha Airport Authority; and Bellevue
                                        College.

John A. Sturgeon   Director             President, Mutual of Omaha Insurance
                                        Company, United of Omaha Insurance
                                        Company and United Arts of Omaha;
                                        Director of Kirkpatrick, Pettis, Smith,
                                        Polian Inc.; Mutual of Omaha Marketing
                                        Corporation; Omaha Property and Casualty
                                        Insurance Company; Tele-Trip Company,
                                        Inc.; Companion Life Insurance Company;
                                        United World Life Insurance Company; The
                                        Omaha Indemnity Company, and Omaha
                                        Chamber of Commerce; Trustee, University of Nebraska-Lincoln School of
                                        Accountancy.

Peter N. Lahti     Director             Chairman of the Board, President and
                                        Chief Executive Officer, Kirkpatrick,
                                        Pettis, Smith, Polian Inc.; Director of
                                        KFS Corporation; Child Saving Institute;
                                        American Red Cross; and Chairman, PSA
                                        PAC.

Item 29.  Principal Underwriters

        (a)    Not applicable.

        (b)


                                Position and Offices       Positions and Offices
            Name                  with Underwriter            with Registrant

-----------------------------    ----------------------     -----------------


Gregory D. Adams **              First Vice President, Branch            None
                                 Manager, Private Client Services,
                                 Denver, CO

John (Jack) J. Bell, Jr. **      First Vice President, Institutional     None
                                 Sales, Denver, CO

Thomas R. Bishop **              First Vice President, Public Finance    None
                                 Banker, Denver, CO

Joseph M. Brady **               Senior Vice President and Manager,      None
                                 Tax-Exempt Trading, Denver, CO

Robert E. Brady *                Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Anthony J. Coniglione **         Senior Vice President and Manager,      None
                                 Taxable Trading, Denver, CO

Arlan Dohrmann **                First Vice President, Public Finance    None
                                 Banker, St. Louis, MO

Samuel C. Doyle **               Executive Vice President, Fixed         None
                                 Income Capital Markets, Denver, CO

Lauren G. Faist *                Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Patricia A. French *             First Vice President, Human             None
                                 Resources, Omaha, NE

Richard Fulmer **                First Vice President, Taxable           None
                                 Securities Trader, Denver, CO

Marvin E. Giannangelo *          Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Darrel H. Gottsch *              Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Joseph E. Haller *               Executive Vice President and            None
                                 Director, SID, Omaha, NE

                                   Position and Offices    Positions and Offices
            Name                     with Underwriter          with Registrant

-----------------------------    ------------------------    -------------------


Richard S. Healy *               First Vice President, Municipal         None
                                 Trading, Omaha, NE

Scott C. Hoyt *                  Executive Vice President, General     Secretary
                                 Counsel and Secretary, Omaha, NE

Mary H. Jochim *                 Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Andrew B. Kane **                First Vice President, Public Finance    None
                                 Banker, Denver, CO

Robert F. Kathol *               Executive Vice President, Corporate     None
                                 Finance, Omaha, NE

John Richard Kelly III *         Executive Vice President, Private       None
                                 Client Services, Omaha, NE

Kurt W. Kitson *                 Senior Vice President, Risk             None
                                 Management and Compliance

Patrick E. Knoell **             Senior Vice President, Manager          None
                                 Taxable and Tax-Exempt Sales,
                                 Denver, CO

Bradley L. Knuth *               Senior Vice President, Private          None
                                 Client Services, Omaha, NE

John E. Kuehl *                  First Vice President, SID               None
                                 Underwriting, Omaha, NE

Peter N. Lahti *                 Chairman of the Board, President and   Director
                                 Chief Executive Officer

Stephen J. Lococo *              Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Philip A. Lorenzen *             First Vice President, Public Finance    None
                                 Banker, Omaha, NE

Philip M. (Marty) Nohe ****      First Vice President, Public Finance    None
                                 Banker, Overland Park, KS

L.C. (Jack) Petersen *           Chairman Emeritus of the Board of       None
                                 Directors

Kevin Peterson *****             First Vice President, Public Finance    None
                                 Banker, Salt Lake City, UT

                                   Position and Offices    Positions and Offices
            Name                     with Underwriter         with Registrant

-----------------------------    --------------------------    -----------------

Darwin L. Reider *               First Vice President, Public Finance    None
                                 Banker, Omaha, NE

Owen L. Saddler, Jr. *           Executive Vice President, Equity        None
                                 Trading, Omaha, NE

Jeffrey N. Sime *                Executive Vice President, Treasurer   Treasurer
                                 and Chief Financial Officer, Omaha,
                                 NE

Eugenia M. Simpson *             First Vice President, Director of       None
                                 Research, Omaha, NE

John P. Smigelsky *              Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Daniel J. Smith *                First Vice President, Public Finance    None
                                 Banker, Omaha, NE

John H. Staiano **               First Vice President, Private Client    None
                                 Services, Denver, CO

Theodore T. Thull *              Senior Vice President, Private          None
                                 Client Services, Omaha, NE

Roger V. Voorhees *              First Vice President, Private Client    None
                                 Services, Omaha, NE

Paul R. Wertz *                  Senior Vice President, Private          None
                                 Client Services, Omaha, NE

*10250 Regency Circle, Omaha, NE  68114
** One Norwest Center, 1700 Lincoln St., Ste. 1300, Denver, CO  80203
*** Creve Couer Executive Park, 745 Craig Road, Ste. 220, St. Louis, MO 63141 **** 8401 Indian Creek Parkway, 40 Corporate Woods, Ste. 520, Overland Park, KS
     66210
***** 4001 South 700 East, Ste. 500, Salt Lake City, UT  84107

        (c)    Not applicable

Item 30.  Location of Accounts and Records


        All required accounts, books and records will be maintained by KPM Investment Management, Inc. and Kirkpatrick, Pettis, Smith, Polian Inc., 10250 Regency Circle, Omaha, Nebraska 68114. Separate ledger accounts will be maintained by Lancaster Administrative Services, Inc., 200 Centre Terrace, 1225 L Street, P.O. Box 83000, Lincoln, Nebraska 68501.


Item 31.  Management Services

        Not applicable.


Item 32.       Undertakings

        Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

        The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question or removal of a director, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

        The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on the 30th day of September, 1997. The undersigned hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness pursuant to Rule 485(b).


                               KPM FUNDS, INC.



                               By:     /s/    Rodney D. Cerny
                                      Rodney D. Cerny

                                      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated on September 30, 1997:


        Signatures


  /s/   Rodney D. Cerny
Rodney D. Cerny, President, Director and Principal Executive Officer


  /s/   Randall D. Greer
Randall D. Greer, Chairman and Director


  /s/   Jeffrey N. Sime
Jeffrey N. Sime, Treasurer and
Principal Financial Officer


  /s/   Donald L. Stroh                    /s/ Rodney D. Cerny,
Donald L. Stroh, Director                    Rodney D. Cerny, Attorney-in-Fact


  /s/   William G. Campbell
William G. Campbell, Director


  /s/   Herbert H. Davis, Jr.
Herbert H. Davis, Jr., Director


 EXHIBITS

                                       TO

                            POST-EFFECTIVE AMENDMENT

                                      NO. 4

                                       TO

                        FORM N1-A REGISTRATION STATEMENT

                                       FOR

                                 KPM FUNDS, INC.

                                    EXHIBITS

                                       TO




                                 KPM FUNDS, INC.
                         POST EFFECTIVE AMENDMENT NO. 4
                        FORM N1-A REGISTRATION STATEMENT


        Exhibit No.   Description

             11.   Consent of KPMG Peat Marwick, LLP and Deloitte & Touche, LLP

             16.   Schedule of Computation for Performance Quotations

             17.   Financial Data Schedule